DEFERRED TAX LIABILITIES - MOVEMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	¥ 87,816	¥ 91,545
Charged/(Credited) to comprehensive income statement	57,286	(3,729)
Balance at end of year	145,102	87,816
Differences in accounting base and tax base in recognition of fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	8,267	9,607
Charged/(Credited) to comprehensive income statement	(404)	(1,340)
Balance at end of year	7,863	8,267
Differences in accounting base and tax base in recognition of leasehold land payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	68,883	71,376
Charged/(Credited) to comprehensive income statement	(2,493)	(2,493)
Balance at end of year	66,390	68,883
Changes in fair value of available-for-sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charged/(Credited) to comprehensive income statement	60,647
Balance at end of year	60,647
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	10,666	10,562
Charged/(Credited) to comprehensive income statement	(464)	104
Balance at end of year	¥ 10,202	¥ 10,666